INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$529	$4	$(36)	$—	$497
U.S. states and political subdivisions	684	3	(17)	—	670
Foreign governments	603	27	(16)	—	614
Corporate debt securities	15,097	121	(607)	(19)	14,592
Residential mortgage-backed securities	367	14	(4)	(1)	376
Commercial mortgage-backed securities	750	13	(31)	(6)	726
Collateralized debt securities	1,311	19	(24)	(4)	1,302
Total investments in fixed maturity securities	$19,341	$201	$(735)	$(30)	$18,777

AS OF DEC. 31, 2022 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$148	$—	$(38)	$—	$110
U.S. states and political subdivisions	880	—	(25)	—	855
Foreign governments	353	1	(36)	—	318
Corporate debt securities	14,379	35	(1,135)	(24)	13,255
Residential mortgage-backed securities	133	—	(6)	—	127
Commercial mortgage-backed securities	422	5	(19)	—	408
Collateralized debt securities	1,291	9	(51)	(6)	1,243
Total investments in fixed maturity securities	$17,606	$50	$(1,310)	$(30)	$16,316

Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below:

	December 31, 2023		December 31, 2022
AS OF US$ MILLIONS	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$853	$853	$494	$489
Due after one year through five years	6,358	6,224	5,244	5,072
Due after five years through ten years	5,280	5,149	5,907	5,436
Due after ten years	6,850	6,551	5,961	5,319
Total	$19,341	$18,777	$17,606	$16,316

Schedule of Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Proceeds from sales of available-for-sale fixed maturity securities	$5,871	$11,882	$2,001
Gross realized gains	45	41	34
Gross realized losses	(145)	(204)	(19)

Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	10	$—	$29	29	$(36)	$92	39	$(36)	$121
U.S. states and political subdivisions	208	(3)	217	106	(14)	288	314	(17)	505
Foreign governments	24	(3)	129	25	(13)	56	49	(16)	185
Corporate debt securities	863	(137)	3,088	917	(470)	8,357	1,780	(607)	11,445
Residential mortgage-backed securities	16	(1)	42	18	(3)	64	34	(4)	106
Commercial mortgage-backed securities	32	(8)	104	55	(23)	262	87	(31)	366
Collateralized debt securities	69	(1)	147	41	(23)	324	110	(24)	471
Total	1,222	$(153)	$3,756	1,191	$(582)	$9,443	2,413	$(735)	$13,199

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2022 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	41	$(36)	$104	5	$(2)	$4	46	$(38)	$108
U.S. states and political subdivisions	579	(25)	824	—	—	—	579	(25)	824
Foreign governments	13	(23)	258	11	(13)	25	24	(36)	283
Corporate debt securities	1,533	(943)	10,644	251	(192)	912	1,784	(1,135)	11,556
Residential mortgage-backed securities	46	(6)	93	—	—	—	46	(6)	93
Commercial mortgage-backed securities	62	(14)	231	12	(5)	29	74	(19)	260
Collateralized debt securities	82	(50)	762	12	(1)	17	94	(51)	779
Total	2,356	$(1,097)	$12,916	291	$(213)	$987	2,647	$(1,310)	$13,903

Schedule of Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the years ended December 31, 2023 and 2022.

FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Beginning balance	$(24)	$—	$—	$(6)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(33)	—	(6)	(18)	(57)
Reductions for securities sold during the period	15	(1)	—	2	16
Changes in previously recorded allowance	23	—	—	18	41
Balance as of December 31, 2023	$(19)	$(1)	$(6)	$(4)	$(30)

FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Beginning balance	$—	$—	$—	$—	$—
Credit losses recognized on securities for which credit losses were not previously recorded	(22)	—	—	(6)	(28)
Reductions for securities sold during the period	1	—	—	—	1
Changes in previously recorded allowance	(3)	—	—	—	(3)
Balance as of December 31, 2022	$(24)	$—	$—	$(6)	$(30)